General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2012
General and administrative expenses
General and administrative expenses
in	6M12	6M11

General and administrative expenses (CHF million)

Occupancy expenses	581	519

IT, machinery, etc.	708	657

Provisions and losses	72	91

Travel and entertainment	185	211

Professional services	886	1,004

Amortization and impairment of other intangible assets	14	14

Other	874	819

General and administrative expenses	3,320	3,315